Determination of fair values	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Determination of fair values
21. Determination of fair values
Certain of the Company’s accounting policies and disclosures require the determination of fair value for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes using the following methods.
Financial assets and financial liabilities
In establishing fair value, the Company uses a fair value hierarchy based on levels as defined below:
•Level 1: defined as observable inputs such as quoted prices in active markets.
•Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
•Level 3: defined as inputs that are based on little or no observable market data, therefore requiring entities to develop their own assumptions.
The Company has determined that the carrying amounts of its current financial assets and financial liabilities approximate their fair value given the short-term nature of these instruments.
The fair value of the variable interest rate non-current liabilities approximates the carrying amount as the liabilities bear interest at a rate that varies according to the market rate.
As at December 31, 2022 and December 31, 2021, financial instruments measured at fair value in the consolidated statements of financial position were as follows:

	Notes	Fair value hierarchy	December 31, 2022	December 31, 2021
			$	$
Assets
Investments		Level 1	1,002	1,112
Investments		Level 3	2,148	1,148
Advances to a third party independent sales organization	7	Level 3	2,154	16,616

Liabilities
Contingent considerations	4, 11	Level 3	—	3,004
LPP put option liability	11	Level 3	—	531
The following table presents the changes in level 3 items for the years ended December 31, 2022 and 2021:

	Advances to a third party independent sales organization	Investments	LPP put option liability	Contingent considerations
	$	$	$	$
Balance at December 31, 2020	46,680	1,148	1,036	—
Business combinations	—	—	—	3,004
Merchant residuals received, net of interest on advances to a third parties	(6,468)	—	—	—
Settlement of advances to a third party	(23,687)	—	—	—
Fair value remeasurement	91	—	(505)	—
Balance at December 31, 2021	16,616	1,148	531	3,004
Acquisition	—	1,000	—	—
Settlement	—	—	—	(2,012)
Merchant residuals received, net of interest on advances to a third parties	(1,495)	—	—	—
Settlement of advances to a third party	(12,967)	—	—	—
Fair value remeasurement	—	—	(531)	(992)
Balance at December 31 2022	2,154	2,148	—	—
Fair value remeasurement of level 3 instrument is recognized in selling, general and administrative expenses. Below are the assumptions and valuation methods used in the level 3 fair value measurements:
•The fair value assumptions and method for the advances to a third party independent sales organization are disclosed in note 7.
•Contingent consideration outstanding as at December 31, 2022 represents Mazooma contingent consideration. The fair value of the contingent consideration is determined using a formula specified in the purchase agreement. The main assumption is the forecast of financial performance. The fair value of the contingent consideration was nil as at December 31, 2022. The maximum contingent consideration that could be paid if the future financial targets are met is $331,658 thousands Canadian dollars ($244,315).